Property, Plant and Equipment	9 Months Ended
Sep. 30, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant And Equipment
6.	PROPERTY, PLANT AND EQUIPMENT

				Assets	Right
	Mining	Mining	Processing	under	of use
	properties	equipment	equipment	construction	assets	Total
	$	$	$	$	$	$
At January 1, 2019
Cost	29,212	15,938	5,756	1,368	-	52,274
Accumulated amortization	(17,130)	(8,860)	(4,537)	-	-	(30,527)
	12,082	7,078	1,219	1,368	-	21,747

Year ended December 31, 2019
Opening net book value	12,082	7,078	1,219	1,368	-	21,747
Additions	1,202	847	111	3,621	1,006	6,787
Reclassification	33	(640)	33	(66)	640	-
Depletion and amortization	(2,257)	(1,955)	(291)	-	(228)	(4,731)
Exchange differences	516	290	52	148	9	1,015
Closing net book value	11,576	5,620	1,124	5,071	1,427	24,818

At December 31, 2019
Cost	31,774	16,887	6,160	5,071	1,646	61,538
Accumulated amortization	(20,198)	(11,267)	(5,036)	-	(219)	(36,720)
	11,576	5,620	1,124	5,071	1,427	24,818

Period ended September 30, 2020
Opening net book value	11,576	5,620	1,124	5,071	1,427	24,818
Additions (1)	862	1,433	691	2,931	102	6,019
Reclassification	824	208	-	(978)	(54)	0
Depletion and amortization	(1,389)	(1,495)	(258)	-	(141)	(3,282)
Exchange differences (2)	(1,842)	(684)	(669)	(1,006)	(340)	(4,541)
Closing net book value	10,032	5,081	888	6,018	995	23,014

At September 30, 2020
Cost	29,193	15,710	5,366	6,018	1,695	57,981
Accumulated amortization	(19,161)	(10,629)	(4,477)	-	(699)	(34,967)
	10,032	5,081	888	6,018	995	23,014

(1)	During the nine months ended September 30, 2020, the Company incurred $2,931 in sustaining capital expenditures recorded as assets under construction, primarily related to the raise of the Tailings Management Facility #2 at the Miguel Auza processing facility and expansion of the dewatering system at the Platosa Mine (September 30, 2019: $2,433). Once the associated assets are commissioned, they will be reclassified to their appropriate asset class.

(2)	Unrealized foreign exchange losses on translation of Mexican Peso assets at the period-end exchange rate.